Other Long-term Liabilities (Schedule of Composition of Other Long-term Liabilities) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other long-term liabilities [Abstract]
Long-term trade payables		₪ 12
Deferred revenue	3	4
Other	1
Other Long-term Liabilities	₪ 4	₪ 16